Corporate information	12 Months Ended
Dec. 31, 2022
Corporate Information [Abstract]
Corporate information	Corporate information
Spotify Technology S.A. (the “Company” or “parent”) is a public limited company incorporated and domiciled in Luxembourg. The Company’s registered office is 5, place de la Gare L-1616, Luxembourg, Grand Duchy of Luxembourg.
The principal activity of the Company and its subsidiaries (collectively, the “Group,” "we," "us," or "our") is audio streaming. The Group’s premium service (“Premium Service”) provides users with unlimited online and offline high-quality streaming access to its catalog of music and podcasts. The Premium Service offers a music listening experience without commercial breaks. The Group’s ad-supported service (“Ad-Supported Service” and together with the Premium Service, the “Service”) has no subscription fees and provides users with limited on-demand online access to the catalog of music and unlimited online access to the catalog of podcasts. The Group depends on securing content licenses from a number of major and minor content owners and other rights holders in order to provide its service.